SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
SHARE BASED COMPENSATION.
Summary of Stock Option Activity

A summary of the aggregate option activity and information regarding options outstanding as of December 31, 2021 is as follows:

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	Options	Price	Contract Life	Value
Options outstanding on January 1, 2021	1,848,267	0.59	3.74	20,104
Granted	—	—
Forfeited	(25,850)	—
Expired	—	—
Exercised	(47,000)	—
Options outstanding on December 31, 2021	1,775,417	0.59	2.74	13,261
Options exercisable on December 31, 2021	1,775,417	0.59	2.74	13,261

Schedule of Nonvested Restricted Stock Units Activity

A summary of the non-vested RSU activity in 2021 is as follows:

		Weighted
		Average
	Number of	Grant Date
	RSUs	Fair Value
Non-vested RSUs on January 1, 2021	17,583,452	1.38
Granted	—
Vested	(7,252,250)	1.39
Forfeited	(41,850)	1.27
Non-vested RSUs on December 31, 2021	10,289,352	1.38